Commitments and Contingent Liabilities (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 15, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 14, 2015	Mar. 19, 2015
Statement Line Items [Line Items]
Non-tradable share options						559,097
Licenses [Member]
Statement Line Items [Line Items]
Percentage of royalties		3.00%
Non-tradable share options						559,097
NIS [Member]
Statement Line Items [Line Items]
Percentage of royalties	3.00%
Claim amount							$ 20,000
Rental fees and maintenance expenses			$ 3,563	$ 1,566	$ 957
NIS [Member] | Licenses [Member]
Statement Line Items [Line Items]
Exercise price						$ 2.7